Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments
Schedule of cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of fixed maturity and equity securities

	December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$2,725	$395	$0	$3,120	$0
States, municipalities and political subdivisions	48,315	5,120	0	53,435	0
Foreign governments	25,908	3,794	(817)	28,885	0
Asset-backed	950	33	0	983	0
Commercial mortgage-backed	6,403	619	0	7,022	0
Residential mortgage-backed	78,868	8,347	(1)	87,214	1,654
Corporate	2,277,882	469,260	(2,301)	2,744,841	12,554
Total fixed maturity securities	$2,441,051	$487,568	$(3,119)	$2,925,500	$14,208
Equity securities:
Common stocks	$92	$205	$0	$297	$0
Non-redeemable preferred stocks	76,716	14,855	(775)	90,796	0
Total equity securities	$76,808	$15,060	$(775)	$91,093	$0
	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$2,084	$407	$0	$2,491	$0
States, municipalities and political subdivisions	53,880	3,183	0	57,063	0
Foreign governments	34,161	2,798	(766)	36,193	0
Asset-backed	1,899	44	0	1,943	0
Commercial mortgage-backed	9,581	590	0	10,171	0
Residential mortgage-backed	97,140	7,797	(139)	104,798	340
Corporate	2,327,256	344,704	(18,685)	2,653,275	8,494
Total fixed maturity securities	$2,526,001	$359,523	$(19,590)	$2,865,934	$8,834
Equity securities:
Common stocks	$92	$77	$0	$169	$0
Non-redeemable preferred stocks	81,051	7,641	(7,980)	80,712	0
Total equity securities	$81,143	$7,718	$(7,980)	$80,881	$0

Schedule of cost or amortized cost and fair value of fixed maturity securities by contractual maturity
	Cost or Amortized Cost	Fair Value
Due in one year or less	$39,170	$39,997
Due after one year through five years	282,899	304,871
Due after five years through ten years	526,634	597,971
Due after ten years	1,506,127	1,887,442
Total	2,354,830	2,830,281
Asset-backed	950	983
Commercial mortgage-backed	6,403	7,022
Residential mortgage-backed	78,868	87,214
Total	$2,441,051	$2,925,500

Schedule of major categories of net investment income

	Years Ended December 31,
	2012	2011	2010
Fixed maturity securities	$152,544	$158,007	$160,844
Equity securities	5,676	7,696	9,960
Commercial mortgage loans on real estate	39,767	42,448	46,977
Policy loans	789	792	788
Short-term investments	56	78	204
Other investments	6,314	1,263	1,042
Cash and cash equivalents	0	8	16
Total investment income	205,146	210,292	219,831
Investment expenses	(6,486)	(6,757)	(7,356)
Net investment income	$198,660	$203,535	$212,475

Summary of proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses
	For the Years Ended December 31,
	2012	2011	2010
Proceeds from sales	$316,622	$278,234	$368,551
Gross realized gains	11,995	10,309	17,592
Gross realized losses	4,046	6,701	2,326

Schedule of net realized gains (losses), including other-than-temporary impairments

	Years Ended December 31,
	2012	2011	2010
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$10,496	$6,457	$12,287
Equity securities	(2,203)	(2,343)	3,051
Commercial mortgage loans on real estate	1,734	(679)	(3,882)
Short-term investments	(1)	0	0
Other investments	0	0	2
Total net realized gains related to sales and other	10,026	3,435	11,458
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(14)	(2,974)	(4,045)
Equity securities	(39)	(10)	(230)
Total net realized losses related to other-than-temporary impairments	(53)	(2,984)	(4,275)
Total net realized gains	$9,973	$451	$7,183

Schedule of credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI

	Years Ended December 31,
	2012	2011	2010
Balance, beginning of year	$29,374	$29,322	$29,247
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	554	1,045
Additions for credit loss impairments recognized in the current period on securities previously impaired	14	445	251
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	0	0	(75)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(403)	(153)	(201)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(2,015)	(794)	(945)
Balance, end of year	$26,970	$29,374	$29,322

Schedule of gross unrealized losses on fixed maturity securities and equity securities

	December 31, 2012
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Foreign governments	$0	$0	$6,248	$(817)	$6,248	$(817)
Residential mortgage-backed	547	(1)	0	0	547	(1)
Corporate	58,846	(1,235)	20,176	(1,066)	79,022	(2,301)
Total fixed maturity securities	$59,393	$(1,236)	$26,424	$(1,883)	$85,817	$(3,119)
Equity securities:
Non-redeemable preferred stocks	$4,086	$(41)	$9,245	$(734)	$13,331	$(775)
	December 31, 2011
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Foreign governments	$0	$0	$6,300	$(766)	$6,300	$(766)
Residential mortgage-backed	2,125	(125)	163	(14)	2,288	(139)
Corporate	203,802	(9,974)	66,636	(8,711)	270,438	(18,685)
Total fixed maturity securities	$205,927	$(10,099)	$73,099	$(9,491)	$279,026	$(19,590)
Equity securities:
Non-redeemable preferred stocks	$8,297	$(1,675)	$24,356	$(6,305)	$32,653	$(7,980)

Schedule of available-for-sale fixed maturity securities in an unrealized loss position
	Cost or Amortized Cost	Fair Value
Due in one year or less	$77	$76
Due after one year through five years	15,691	15,447
Due after five years through ten years	30,889	29,996
Due after ten years	41,731	39,751
Total	88,388	85,270
Residential mortgage-backed	548	547
Total	$88,936	$85,817

Summary of loan-to-value and average debt-service coverage ratios

	December 31, 2012
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$545,156	86.2%	1.98
71 - 80%	41,449	6.6%	1.31
81 - 95%	31,378	5.0%	0.92
Greater than 95%	14,169	2.2%	1.06
Gross commercial mortgage loans	632,152	100.0%	1.86
Less valuation allowance	(3,646)
Net commercial mortgage loans	$628,506
	December 31, 2011
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$542,401	80.2%	2.17
71 - 80%	78,255	11.6%	1.40
81 - 95%	34,538	5.1%	1.19
Greater than 95%	21,291	3.1%	0.63
Gross commercial mortgage loans	676,485	100.0%	1.98
Less valuation allowance	(5,381)
Net commercial mortgage loans	$671,104